Short Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments (Note 9)	$ 51,723	$ 111,946
Short-term investments, cost	20,419	20,419
Short-term investments, accumulated unrealized holding gains	$ 31,304	$ 91,527